Related Parties - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Of Key Management Personnel [abstract]
Short-term employee benefits	$ 65	$ 78
Post-employment benefits	5	5
Share-based payments	50	59
Termination benefits	5	6
Other long-term benefits	2	2
Total	$ 127	$ 150